Schedule of Investments (unaudited)
March 31, 2026
BlackRock Exchange Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 10.4%
General Dynamics Corp.	78,065	$ 26,793,468
Banks — 8.2%
JPMorgan Chase & Co.	72,443	21,309,833
Consumer Finance — 7.2%
American Express Co.	61,141	18,493,930
Consumer Staples Distribution & Retail — 4.0%
Walmart, Inc.	82,272	10,224,764
Electronic Equipment, Instruments & Components — 1.6%
Keysight Technologies, Inc.(a)	14,874	4,199,971
Energy Equipment & Services — 1.4%
SLB Ltd.	70,328	3,614,156
Financial Services — 14.9%
Berkshire Hathaway, Inc., Class B(a)	55,371	26,533,783
Visa, Inc., Class A	39,748	12,013,436
		38,547,219
Health Care Equipment & Supplies — 0.4%
Alcon AG	13,736	1,035,008
Household Products — 1.1%
Procter & Gamble Co. (The)	20,126	2,906,999
Machinery — 0.0%
Westinghouse Air Brake Technologies Corp.	380	94,966
Oil, Gas & Consumable Fuels — 4.2%
BP PLC, ADR	31,546	1,482,662
Exxon Mobil Corp.	54,584	9,260,721
		10,743,383
Pharmaceuticals — 18.7%
AstraZeneca PLC	64,000	12,622,080
Security	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	55,418	$ 13,546,376
Merck & Co., Inc.	68,117	8,193,794
Novartis AG, ADR	68,681	10,491,023
Organon & Co.	6,811	40,798
Pfizer, Inc.	76,397	2,145,228
Sandoz Group AG, ADR	13,736	1,074,155
Viatris, Inc.	14,108	190,599
		48,304,053
Software — 22.6%
Microsoft Corp.	157,368	58,252,913
Tobacco — 5.2%
Altria Group, Inc.	77,000	5,081,230
Philip Morris International, Inc.	50,136	8,289,486
		13,370,716
Total Long-Term Investments — 99.9% (Cost: $14,024,299)		257,891,379
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(b)(c)	425,637	425,637
Total Short-Term Securities — 0.2% (Cost: $425,637)		425,637
Total Investments — 100.1% (Cost: $14,449,936)		258,317,016
Liabilities in Excess of Other Assets — (0.1)%		(163,454)
Net Assets — 100.0%		$ 258,153,562

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ —	$ —	$ —	$ —	—	$ 58 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	570,604	—	(144,967)(c)	—	—	425,637	425,637	4,583	—
				$ —	$ —	$ 425,637		$ 4,641	$ —

(a)	As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
March 31, 2026
BlackRock Exchange Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 257,891,379	$ —	$ —	$ 257,891,379
Short-Term Securities
Money Market Funds	425,637	—	—	425,637
	$ 258,317,016	$ —	$ —	$ 258,317,016

Portfolio Abbreviation
ADR	American Depositary Receipt